LEASE - Schedule of Prepaid Land Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASE
Land use rights	¥ 464,209	$ 63,596	¥ 464,209
Less: accumulated amortization	(75,977)	(10,409)	(66,350)
Net carrying value	¥ 388,232	$ 53,187	¥ 397,859